                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA              November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       59

Form 13F Information Table Value Total:   $  21,490
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                    --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


ACTEL CORP                        COM          004934105     $577         47,400     SH          SHARED       NONE       47,400
ARRIS GROUP INC                   COM          04269Q100     $191         14,700     SH          SHARED       NONE       14,700
ASTORIA FINANCIAL CORP            COM          046265104     $126         11,400     SH          SHARED       NONE       11,400
BIGBAND NETWORKS INC              COM          089750509     $162         40,300     SH          SHARED       NONE       40,300
CAMBREX CORP                      COM          132011107     $161         25,500     SH          SHARED       NONE       25,500
CRA INTERNATIONAL INC             COM          12618T105     $240          8,800     SH          SHARED       NONE        8,800
CHEMED CORP                       COM          16359R103     $338          7,700     SH          SHARED       NONE        7,700
CHEMSPEC INTL LTD - ADR           ADR          163868102     $134         19,100     SH          SHARED       NONE       19,100
CLEAN HARBORS INC                 COM          184496107     $669         11,900     SH          SHARED       NONE       11,900
COMSTOCK RESOURCES INC            COM NEW      205768203     $806         20,100     SH          SHARED       NONE       20,100
CONMED CORP                       COM          207410101     $502         26,200     SH          SHARED       NONE       26,200
EZCHIP SEMICONDUCTOR LTD          COM          M4146Y108     $174         13,600     SH          SHARED       NONE       13,600
ENERGYSOLUTIONS INC               COM          292756202     $327         35,500     SH          SHARED       NONE       35,500
FIRST NIAGARA FINANCIAL GRP       COM          33582V108     $132         10,700     SH          SHARED       NONE       10,700
FRONTIER OIL CORP                 COM          35914P105     $381         27,400     SH          SHARED       NONE       27,400
FURMANITE CORP                    COM          361086101     $264         61,300     SH          SHARED       NONE       61,300
GAMESTOP CORP-CLASS A             CL A         36467W109     $249          9,400     SH          SHARED       NONE        9,400
GREAT LAKES DREDGE & DOCK CO      COM          390607109     $552         79,100     SH          SHARED       NONE       79,100
HARLEYSVILLE NATIONAL CORP        COM          412850109     $312         58,500     SH          SHARED       NONE       58,500
HARRIS STRATEX NETWORKS-CL A      CL A         41457P106     $74          10,600     SH          SHARED       NONE       10,600
MARTEN TRANSPORT LTD              COM          573075108     $546         32,000     SH          SHARED       NONE       32,000
MASTEC INC                        COM          576323109     $252         20,700     SH          SHARED       NONE       20,700
MERIT MEDICAL SYSTEMS INC         COM          589889104     $397         22,900     SH          SHARED       NONE       22,900
NAVIGANT CONSULTING INC           COM          63935N107     $431         31,900     SH          SHARED       NONE       31,900
OCWEN FINANCIAL CORP              COM NEW      675746309     $736         65,000     SH          SHARED       NONE       65,000
OLD NATL BANCORP IND              COM          680033107     $180         16,100     SH          SHARED       NONE       16,100
PALL CORP                         COM          696429307     $155          4,800     SH          SHARED       NONE        4,800
POWERSECURE INTERNATIONAL IN      COM          73936N105     $348         51,300     SH          SHARED       NONE       51,300
SARA LEE CORP                     COM          803111103     $168         15,100     SH          SHARED       NONE       15,100
SEACHANGE INTERNATIONAL INC       COM          811699107     $904        120,500     SH          SHARED       NONE      120,500
SENECA FOODS CORP - CL A          CL A         817070501     $353         12,900     SH          SHARED       NONE       12,900
SUNPOWER CORP-CLASS A             COM CL A     867652109     $182          6,100     SH          SHARED       NONE        6,100
SUNPOWER CORP-CLASS B             COM CL B     867652307     $207          8,200     SH          SHARED       NONE        8,200
TELEFLEX INC                      COM          879369106     $251          5,200     SH          SHARED       NONE        5,200
HANOVER INSURANCE GROUP INC/      COM          410867105     $1,356       32,800     SH          SHARED       NONE       32,800
ARKANSAS BEST CORP                COM          040790107     $240          8,000          PUT    SHARED       NONE        8,000
APOGEE ENTERPRISES INC            COM          037598109     $150         10,000          PUT    SHARED       NONE       10,000
APOGEE ENTERPRISES INC            COM          037598109     $150         10,000          PUT    SHARED       NONE       10,000
ACTUANT CORP-CL A                 CL A NEW     00508X203     $161         10,000          PUT    SHARED       NONE       10,000
ACTUANT CORP-CL A                 CL A NEW     00508X203     $321         20,000          PUT    SHARED       NONE       20,000
ISHARES MSCI JAPAN INDEX FD       MSCI JAPAN   464286848     $99          10,000          PUT    SHARED       NONE       10,000
FREEPORT-MCMORAN COPPER           COM          35671D857     $377          5,500          PUT    SHARED       NONE        5,500
ISHARES DJ US TRANSPORT AVG       TRNSP AV INX 464287192     $377          5,500          PUT    SHARED       NONE        5,500
SPDR BARCLAYS CAPITAL HIGH        BRCLY YD ETF 78464A417     $154          4,000          PUT    SHARED       NONE        4,000
SPDR BARCLAYS CAPITAL HIGH        BRCLY YD ETF 78464A417     $231          6,000          PUT    SHARED       NONE        6,000
SPDR BARCLAYS CAPITAL HIGH        BRCLY YD ETF 78464A417     $231          6,000          PUT    SHARED       NONE        6,000
MARKET VECTORS COAL ETF           COAL ETF     57060U837     $305         10,000          PUT    SHARED       NONE       10,000
MIDCAP SPDR TRUST SERIES 1        UNIT SER 1   595635103     $764          6,100          PUT    SHARED       NONE        6,100
MIDCAP SPDR TRUST SERIES 1        UNIT SER 1   595635103     $877          7,000          PUT    SHARED       NONE        7,000
MIDDLEBY CORP                     COM          596278101     $275          5,000          PUT    SHARED       NONE        5,000
NORDSON CORP                      COM          655663102     $365          6,500          PUT    SHARED       NONE        6,500
REGIONAL BANK HOLDERS TRUST       DPSTRY RCPT  75902E100     $401          5,000          PUT    SHARED       NONE        5,000
THOR INDUSTRIES INC               COM          885160101     $464         15,000          PUT    SHARED       NONE       15,000
VALMONT INDUSTRIES                COM          920253101     $341          4,000          PUT    SHARED       NONE        4,000
WHITING PETROLEUM CORP            COM          966387102     $576         10,000          PUT    SHARED       NONE       10,000
ENERGY SELECT SECTOR SPDR         SBI INTENRGY 81369Y506     $539         10,000          PUT    SHARED       NONE       10,000
ISHARES RUSSELL 2000              RUSSELL 2000 464287655     $398          6,600          PUT    SHARED       NONE        6,600
ISHARES RUSSELL 2000              RUSSELL 2000 464287655     $482          8,000          PUT    SHARED       NONE        8,000
SPDR GOLD TRUST                   GOLD SHS     78463V107     $376          3,800          CALL   SHARED       NONE        3,800

							     $21,490



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